Nature Of The Company	12 Months Ended
Dec. 31, 2012
Nature Of The Company [Abstract]
Nature Of The Company

1. Nature of the Company

Cash America International, Inc. and its subsidiaries (collectively, the “Company”) provides specialty financial services to individuals through retail services locations and e-commerce activities.

The Company offers secured non-recourse loans, commonly referred to as pawn loans. Pawn loans are short-term loans (generally 30 to 90 days) made on the pledge of tangible personal property. Pawn loan fees and service charges revenue is generated from the Company's pawn loan portfolio. A related activity of the pawn lending operations is the disposition of collateral from unredeemed pawn loans and the liquidation of a smaller volume of merchandise purchased directly from customers or from third parties.

The Company originates, guarantees or purchases consumer loans (collectively referred to as “consumer loans” throughout this discussion). Consumer loans provide customers with cash, typically in exchange for an obligation to repay the amount advanced plus fees and any applicable interest. Consumer loans include short-term loans (commonly referred to as payday loans), line of credit accounts and installment loans.

Short-term loans include unsecured short-term loans written by the Company or by a third-party lender through the Company's credit services organization programs (“CSO programs” as further described below) that the Company guarantees. Line of credit accounts include draws made through the Company's line of credit product, and, in 2010, included micro line of credit (“MLOC”) receivables, which are participation interests in receivables acquired from a third-party lender in connection with MLOC services the Company offered. Installment loans are longer-term multi-payment loans that generally require the pay-down of portions of the outstanding principal balance in multiple installments and include unsecured loans and auto equity loans, which are secured by a customer's vehicle, that are written by the Company or by a third-party lender through the Company's CSO programs that the Company guarantees. The Company offers consumer loans over the Internet under the names “CashNetUSA” and “NetCredit” in the United States, under the names “QuickQuid” and “Pounds to Pocket” in the United Kingdom and under the name “DollarsDirect” in Australia and Canada. The Company also offers a line of credit product, which is similar to the MLOC product for which the Company previously provided services, under the name “Debit Plus” in Mexico.

       Through the Company's CSO programs the Company provides services related to a third-party lender's consumer loan products in some markets by acting as a credit services organization or credit access business on behalf of consumers in accordance with applicable state laws. Services offered under the CSO programs include credit-related services such as arranging loans with independent third-party lenders and assisting in the preparation of loan applications and loan documents (“CSO loans”). Under the CSO programs, the Company guarantees consumer loan payment obligations to the third-party lender in the event that the customer defaults on the loan. CSO loans are not included in the Company's financial statements, but the Company has established a liability for the estimated losses in support of the guarantee on these loans in its consolidated balance sheets.

In addition, the Company provides check cashing and other ancillary services through many of its retail services locations and through its franchised check cashing centers. The ancillary services provided mainly include money orders, wire transfers, prepaid debit cards, tax filing services and auto insurance. Most of these ancillary services are provided through third-party vendors.